                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02482

                             Van Kampen Reserve Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/05

Item 1. Reports to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Reserve Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of November 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

       AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION NOR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 11/30/05

                                    A SHARES            B SHARES               C SHARES
                                  since 7/12/74       since 4/18/95          since 4/18/95
---------------------------------------------------------------------------------------------
                                                                W/MAX                  W/MAX
                                                                4.00%                  1.00%
AVERAGE ANNUAL                      W/O SALES      W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS                        CHARGES        CHARGES     CHARGE     CHARGES     CHARGE

Since Inception                       6.13%          2.84%       2.84%      2.65%       2.65%

10-year                               3.17           2.72        2.72       2.53        2.53

5-year                                1.57           1.01        0.72       1.07        1.07

1-year                                2.12           1.51       -2.49       1.59        0.59

6-month                               1.30           0.99       -3.01       1.01        0.01
---------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return includes a contingent deferred sales charge of 4.00 percent for Class B shares (in the first and second year and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.15 percent for Class A shares and up to 0.90 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005

Van Kampen Reserve Fund is managed by Dale Albright, Executive Director, and Michael Davey, Vice President.(1)

MARKET CONDITIONS

During the six-month period ended November 30, 2005, many economic trends remained relatively strong, despite higher money market rates. The average ISM Manufacturing Index during the six months ended November 30, 2005 was four percent higher than the average ISM Manufacturing Index during the six months ended May 31, 2005. (The ISM Manufacturing Index measures factory activity.) Job growth, as measured by the change in non-farm payrolls, decelerated slightly over the reporting period (possibly due to the effects of Hurricane Katrina) but showed strong recuperative signs in the month of November. Likewise, the index of leading economic indicators contracted in September 2005 but rebounded significantly in the following month.

U.S. economic growth slowed somewhat in the quarter ended June 30, 2005 compared with the prior quarter, but strengthened meaningfully in the quarter ended September 2005. Gross domestic product expanded by 3.3 percent in the second quarter of 2005, and then expanded by 4.3 percent in the third quarter of 2005.

In response to the strengthening economy, the Federal Open Market Committee (the
Fed) raised the federal funds target rate four times during the reporting period, bringing the target rate to 4.00 percent at the end of the reporting period. The Fed continued to indicate that future increases would come at a "measured pace," but also expressed concern that rising energy prices and other increased costs could amplify inflationary pressures.

(1)Team members may change without notice from time to time.
 2

PERFORMANCE ANALYSIS

For the six-month period ended November 30, 2005, the fund provided a total return of 1.30 percent (Class A shares). For the seven-day period ended November 30, 2005, the fund provided an annualized yield of 3.07 percent, while its 30-day average annualized yield was 3.05 percent for Class A shares.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005

---------------------------------------
      CLASS A   CLASS B   CLASS C

       1.30%     0.99%     1.01%
---------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

As of the end of the period, the fund had net assets of $498 million. The average maturity of the portfolio was 25 days.

Throughout the reporting period, the fund continued to seek high liquidity and preservation of capital while generating a yield reflecting prevailing money market conditions. To do this, the management team continued its long standing policy of purchasing only high quality, very liquid, money market securities. Reflecting a conservative approach, the fund's portfolio did not include derivative securities during the reporting period.

PORTFOLIO COMPOSITION AS OF
11/30/05
Commercial Paper              58.0%
Floating Rate Notes           26.9%
Certificates of Deposit       15.1%

Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charge on redemptions of Class B and C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 6/1/05 - 11/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  6/1/05          11/30/05       6/1/05-11/30/05
Class A
  Actual.....................................    $1,000.00        $1,012.96           $5.20
  Hypothetical...............................     1,000.00         1,019.87            5.22
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,009.92            8.26
  Hypothetical...............................     1,000.00         1,016.87            8.29
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,010.12            8.06
  Hypothetical...............................     1,000.00         1,017.07            8.09
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratios of 1.03%, 1.64%, and 1.60% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). These ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN RESERVE FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

PAR                                                                   YIELD ON
AMOUNT                                                     MATURITY   DATE OF     AMORTIZED
(000)      DESCRIPTION                                       DATE     PURCHASE       COST
---------------------------------------------------------------------------------------------
           COMMERCIAL PAPER  58.1%
$10,000    American General Finance Corp.................. 12/01/05    3.857%    $ 10,000,000
 10,000    American General Finance Corp.................. 12/27/05    4.092        9,970,606
 16,000    American Honda Finance Corp.................... 12/05/05    3.949       15,993,013
 20,000    BNP Paribas Finance, Inc....................... 12/12/05    3.660       19,976,595
 20,000    CIT Group, Inc................................. 12/16/05    4.054       19,966,417
 20,000    DaimlerChrysler Revolving Auto Conduit LLC..... 12/19/05    4.008       19,960,200
 20,000    FCAR Owner Trust Ser I......................... 12/09/05    4.033       19,982,133
 20,000    General Electric Capital Corp.................. 01/09/06    3.729       19,920,700
 20,000    HSBC Finance Corp.............................. 01/25/06    4.142       19,874,722
 20,000    ING (US) Funding LLC........................... 01/17/06    4.218       19,890,595
  4,400    MetLife Funding, Inc........................... 01/23/06    4.217        4,372,858
 20,000    Mortgage Interest Networking Trust............. 12/06/05    4.019       19,988,889
  5,000    New Center Asset Trust......................... 12/06/05    4.006        4,997,222
  5,000    Nordea North America, Inc...................... 12/30/05    3.636        4,985,621
 20,000    Northern Trust Corp............................ 01/11/06    4.062       19,908,433
 10,000    Prudential Funding, LLC........................ 01/27/06    4.230        9,933,500
  9,500    Rabobank USA Financial Corp.................... 12/01/05    4.030        9,500,000
 20,000    Siemens Capital Co............................. 01/12/06    4.167       19,903,400
 20,000    Toyota Motor Credit Corp....................... 01/30/06    4.194       19,861,667
                                                                                 ------------
           TOTAL COMMERCIAL PAPER.............................................    288,986,571
                                                                                 ------------

           FLOATING RATE NOTES  26.9%
 20,000    Bank of America, NA............................ 12/09/05    2.065       20,000,000
 20,000    Bank of Nova Scotia............................ 09/29/06    3.648       19,996,422
 20,000    Barclays Bank PLC.............................. 06/21/06    3.520       19,998,553
 10,000    Royal Bank of Scotland PLC..................... 03/15/06    3.014        9,998,934
 10,000    Royal Bank of Scotland PLC..................... 07/05/06    3.255        9,997,642
 12,000    Southtrust Bank, NA............................ 06/01/06    2.971       12,004,182
 20,000    U.S. Bank, NA Cincinnati....................... 09/29/06    3.625       19,996,295
 15,000    Wells Fargo & Co............................... 03/03/06    3.093       15,005,254
  7,000    Wells Fargo & Co............................... 09/15/06    3.800        7,007,489
                                                                                 ------------
           TOTAL FLOATING RATE NOTES..........................................    134,004,771
                                                                                 ------------

           CERTIFICATES OF DEPOSIT  15.1%
 15,000    Citibank, NA................................... 12/12/05    3.785       15,000,000
 20,000    First Tennessee Bank, NA....................... 01/23/06    4.150       20,000,000

See Notes to Financial Statements                                              7

VAN KAMPEN RESERVE FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED) continued

PAR                                                                   YIELD ON
AMOUNT                                                     MATURITY   DATE OF     AMORTIZED
(000)      DESCRIPTION                                       DATE     PURCHASE       COST
---------------------------------------------------------------------------------------------
           CERTIFICATES OF DEPOSIT (CONTINUED)
$20,000    Washington Mutual Bank, FA..................... 12/05/05    4.030%    $ 20,000,000
 20,000    World Savings Bank, FSB........................ 01/17/06    4.070       20,000,000
                                                                                 ------------
           TOTAL CERTIFICATES OF DEPOSIT  15.1%...............................     75,000,000
                                                                                 ------------
TOTAL INVESTMENTS  100.1% (A).................................................    497,991,342
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%).................................       (450,869)
                                                                                 ------------

NET ASSETS  100.0%............................................................   $497,540,473
                                                                                 ============

Percentages are calculated as a percentage of net assets.

(a) At November 30, 2005, cost is identical for both book and federal income tax purposes.

 8                                             See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2005 (Unaudited)

ASSETS:
Total Investments, at amortized cost which approximates
  market value..............................................  $497,991,342
Cash........................................................        94,869
Receivables:
  Fund Shares Sold..........................................     1,710,903
  Interest..................................................       949,009
Other.......................................................       195,305
                                                              ------------
    Total Assets............................................   500,941,428
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................     2,244,051
  Distributor and Affiliates................................       408,371
  Investment Advisory Fee...................................       172,717
  Income Distributions......................................        16,968
Accrued Expenses............................................       314,423
Trustees' Deferred Compensation and Retirement Plans........       244,425
                                                              ------------
    Total Liabilities.......................................     3,400,955
                                                              ------------
NET ASSETS..................................................  $497,540,473
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $497,569,156
Accumulated Undistributed Net Investment Income.............         2,623
Accumulated Net Realized Loss...............................       (31,306)
                                                              ------------
NET ASSETS..................................................  $497,540,473
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value, offering price and redemption price per
    share (Based on net assets of $360,123,859 and
    360,181,157 shares of beneficial interest issued and
    outstanding)............................................  $       1.00
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $116,540,002 and 116,553,351 shares of
    beneficial interest issued and outstanding).............  $       1.00
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $20,876,612 and 20,901,969 shares of
    beneficial interest issued and outstanding).............  $       1.00
                                                              ============

See Notes to Financial Statements                                              9

VAN KAMPEN RESERVE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended November 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $9,250,279
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................   1,062,715
Shareholder Services........................................     950,353
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $268,913, $553,787 and $115,057,
  respectively).............................................     937,757
Custody.....................................................      60,269
Trustees' Fees and Related Expenses.........................      33,855
Legal.......................................................       6,756
Other.......................................................     183,355
                                                              ----------
    Total Expenses..........................................   3,235,060
    Expense Reduction.......................................     119,684
    Less Credits Earned on Cash Balances....................      47,656
                                                              ----------
    Net Expenses............................................   3,067,720
                                                              ----------
NET INVESTMENT INCOME.......................................  $6,182,559
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $6,182,559
                                                              ==========

 10                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE            FOR THE
                                                         SIX MONTHS ENDED      YEAR ENDED
                                                         NOVEMBER 30, 2005    MAY 31, 2005
                                                         ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................    $   6,182,559      $   5,358,354
Net Realized Loss......................................              -0-               (255)
                                                           -------------      -------------
Change in Net Assets from Operations...................        6,182,559          5,358,099
                                                           -------------      -------------

Distributions from Net Investment Income:
  Class A Shares.......................................       (4,716,954)        (4,296,257)
  Class B Shares.......................................       (1,206,344)          (874,478)
  Class C Shares.......................................         (266,849)          (201,897)
                                                           -------------      -------------
Total Distributions....................................       (6,190,147)        (5,372,632)
                                                           -------------      -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....           (7,588)           (14,533)
                                                           -------------      -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      215,554,024        451,107,359
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................        6,190,147          5,372,632
Cost of Shares Repurchased.............................     (258,224,160)      (640,401,453)
                                                           -------------      -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....      (36,479,989)      (183,921,462)
                                                           -------------      -------------
TOTAL DECREASE IN NET ASSETS...........................      (36,487,577)      (183,935,995)
NET ASSETS:
Beginning of the Period................................      534,028,050        717,964,045
                                                           -------------      -------------
End of the Period (Including accumulated undistributed
  net investment income of $2,623 and $10,211,
  respectively)........................................    $ 497,540,473      $ 534,028,050
                                                           =============      =============

See Notes to Financial Statements                                             11

VAN KAMPEN RESERVE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                      YEAR ENDED MAY 31,
CLASS A SHARES                   NOVEMBER 30,    ----------------------------------------------
                                     2005         2005      2004      2003      2002      2001
                                 --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................    $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                    ------       ------    ------    ------    ------    ------
  Net Investment Income.........       .01          .01       -0-(a)    .01       .02       .05
  Less Distributions from Net
    Investment Income...........       .01          .01       -0-(a)    .01       .02       .05
                                    ------       ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD........................    $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                    ======       ======    ======    ======    ======    ======

Total Return* (b)...............     1.30%**      1.11%      .24%      .89%     1.93%     5.35%(d)
Net Assets at End of the Period
  (In millions).................    $360.1       $370.3    $452.1    $501.4    $458.0    $451.7
Ratio of Expenses to Average Net
  Assets* (c)...................     1.03%         .97%      .84%      .69%      .91%      .95%
Ratio of Net Investment Income
  to Average Net Assets*........     2.57%        1.07%      .25%      .89%     1.94%     5.22%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c).............       N/A          N/A      .94%      .85%       N/A       N/A
   Ratio of Net Investment
     Income to Average Net
     Assets.....................       N/A          N/A      .15%      .73%       N/A       N/A

**  Non-Annualized

(a) Amount is less than $.01.

(b) Assumes reinvestment of all distributions for the period and includes combined Rule 12b-1 fees and service fees of up to .15% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .02% for the six months ended November 30, 2005 and by .01% for the years ended May 31, 2005 and May 31, 2003.

(d) If certain losses had not been assumed by Van Kampen, total return would have been lower by less than .01%.

N/A=Not Applicable

 12                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                      YEAR ENDED MAY 31,
CLASS B SHARES                   NOVEMBER 30,    ----------------------------------------------
                                     2005         2005      2004      2003      2002      2001
                                 --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................    $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                    ------       ------    ------    ------    ------    ------
  Net Investment Income.........       .01          .01       -0-(a)    -0-(a)    .01       .05
  Less Distributions from Net
    Investment Income...........       .01          .01       -0-(a)    -0-(a)    .01       .05
                                    ------       ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD........................    $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                    ======       ======    ======    ======    ======    ======

Total Return* (b)...............      .99%**       .59%      .06%      .13%     1.16%     4.66%(d)
Net Assets at End of the Period
  (In millions).................    $116.5       $133.2    $214.0    $349.8    $299.1    $338.7
Ratio of Expenses to Average Net
  Assets* (c)...................     1.64%        1.47%     1.04%     1.45%     1.67%     1.58%
Ratio of Net Investment Income
  to Average Net Assets*........     1.96%         .51%      .06%      .13%     1.17%     4.43%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c).............     1.80%        1.72%     1.68%     1.61%       N/A       N/A
   Ratio of Net Investment
     Income/ Loss to Average Net
     Assets.....................     1.80%         .26%     (.59%)    (.03%)      N/A       N/A

**  Non-Annualized

(a) Amount is less than $.01.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum contingent deferred sales charge (CDSC) of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .90% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .02% for the six months ended November 30, 2005 and by .01% for the years ended May 31, 2005 and May 31, 2003.

(d) If certain losses had not been assumed by Van Kampen, total return would have been lower by less than .01%.

N/A=Not Applicable

See Notes to Financial Statements                                             13

VAN KAMPEN RESERVE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      SIX MONTHS
                                        ENDED                   YEAR ENDED MAY 31,
CLASS C SHARES                       NOVEMBER 30,    -----------------------------------------
                                         2005        2005     2004     2003     2002     2001
                                     ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................    $1.00        $1.00    $1.00    $1.00    $1.00    $1.00
                                        -----        -----    -----    -----    -----    -----
  Net Investment Income.............      .01          .01      -0-(a)   -0-(a)   .01      .05
  Less Distributions from Net
    Investment Income...............      .01          .01      -0-(a)   -0-(a)   .01      .05
                                        -----        -----    -----    -----    -----    -----
NET ASSET VALUE, END OF
  THE PERIOD........................    $1.00        $1.00    $1.00    $1.00    $1.00    $1.00
                                        =====        =====    =====    =====    =====    =====

Total Return* (b)...................    1.01%**       .64%     .29%(d)  .17%    1.23%    4.57%(f)
Net Assets at End of the Period (In
  millions).........................    $20.9        $30.5    $51.9    $56.2    $50.7    $63.0
Ratio of Expenses to Average Net
  Assets* (c).......................    1.60%(d)     1.42%(d)  .89%(d) 1.41%    1.60%    1.69%
Ratio of Net Investment Income to
  Average Net Assets*...............    2.00%(d)      .55%(d)  .20%(d)  .22%(e) 1.29%    4.40%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c).....................    1.76%(d)     1.68%(d) 1.54%(d) 1.57%      N/A      N/A
   Ratio of Net Investment Income/
     Loss to Average Net Assets.....    1.84%(d)      .28%(d) (.44%)(d)  .06%(e)   N/A     N/A

**  Non-Annualized

(a) Amount is less than $.01.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .90% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .02% for the six months ended November 30, 2005 and by .01% for the years ended May 31, 2005 and May 31, 2003.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than .90% (See footnote 4).

(e) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Ratio of Net Investment Income to Average Net Assets of .05%.

(f) If certain losses had not been assumed by Van Kampen, total return would have been lower by less than .01%.

N/A=Not Applicable

 14                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Reserve Fund (the "Fund") is organized as a Delaware statutory trust. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek protection of capital and high current income. The Fund's investment adviser seeks to achieve this objective through investments in U.S. dollar denominated money market securities. The Fund commenced investment operations on July 12, 1974. The distribution of the Fund's Class B and Class C Shares commenced on April 18, 1995.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At May 31, 2005, the Fund had an

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2005 (UNAUDITED) continued

accumulated capital loss carryforward for tax purposes of $29,446, which will expire according to the following schedule.

AMOUNT                                                                   EXPIRATION
$ 6,107 ............................................................    May 31, 2006
  2,334 ............................................................    May 31, 2008
    498 ............................................................    May 31, 2009
 20,101 ............................................................    May 31, 2012
    406 ............................................................    May 31, 2013

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares dividends daily from net investment income and automatically reinvests such dividends daily. Shareholders can elect to receive the cash equivalent of their daily dividends at each month end. The Fund distributes capital gains, if any, to shareholders at least annually.

    The tax character of distributions paid during the year ended May 31, 2005 was as follows:

Distributions paid from:
  Ordinary income...........................................    $5,348,855

    As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $227,265

F. EXPENSE REDUCTIONS During the six months ended November 30, 2005, the Fund's custody fee was reduced by $47,656 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $250 million..........................................      .450%
Next $500 million...........................................       .375
Next $500 million...........................................       .325
Next $250 million...........................................       .300
Next $250 million...........................................       .275
Next $500 million...........................................       .250
Next $500 million...........................................       .225
Next $12.25 billion.........................................       .200
Next $2.50 billion..........................................       .199
Next $7.50 billion..........................................       .198
Next $5.00 billion..........................................       .197
Over $30.00 billion.........................................       .196

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2005 (UNAUDITED) continued

    For the six months ended November 30, 2005, the Adviser waived $119,684 of 12b-1 related expenses. This represents .02% of its average daily net assets for the period. This waiver is voluntary in nature and can be discontinued at any time.

    For the six months ended November 30, 2005, the Fund recognized expenses of approximately $6,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended November 30, 2005, the Fund recognized expenses of approximately $17,000, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended November 30, 2005, the Fund recognized expenses of approximately $709,600 representing transfer agency fees paid to VKIS.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $152,462 are included in "Other" assets on the Statement of Assets and Liabilities at November 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At November 30, 2005, capital aggregated $360,130,704, $116,540,625 and
$20,897,827 for Classes A, B, and C, respectively. For the six months ended November 30, 2005, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A..................................................   165,080,560    $ 165,080,560
  Class B..................................................    37,806,866       37,806,866
  Class C..................................................    12,666,598       12,666,598
                                                             ------------    -------------
Total Sales................................................   215,554,024    $ 215,554,024
                                                             ============    =============
Dividend Reinvestment:
  Class A..................................................     4,771,671    $   4,771,671
  Class B..................................................     1,162,496        1,162,496
  Class C..................................................       255,980          255,980
                                                             ------------    -------------
Total Dividend Reinvestment................................     6,190,147    $   6,190,147
                                                             ============    =============
Repurchases:
  Class A..................................................  (180,014,159)   $(180,014,159)
  Class B..................................................   (55,659,241)     (55,659,241)
  Class C..................................................   (22,550,760)     (22,550,760)
                                                             ------------    -------------
Total Repurchases..........................................  (258,224,160)   $(258,224,160)
                                                             ============    =============

    At May 31, 2005, capital aggregated $370,292,632, $133,230,504 and
$30,526,009 for Classes A, B, and C, respectively. For the year ended May 31, 2005, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A..................................................   336,114,382    $ 336,114,382
  Class B..................................................    78,125,483       78,125,483
  Class C..................................................    36,867,494       36,867,494
                                                             ------------    -------------
Total Sales................................................   451,107,359    $ 451,107,359
                                                             ============    =============
Dividend Reinvestment:
  Class A..................................................     4,373,354    $   4,373,354
  Class B..................................................       813,344          813,344
  Class C..................................................       185,934          185,934
                                                             ------------    -------------
Total Dividend Reinvestment................................     5,372,632    $   5,372,632
                                                             ============    =============
Repurchases:
  Class A..................................................  (422,294,081)   $(422,294,081)
  Class B..................................................  (159,701,277)    (159,701,277)
  Class C..................................................   (58,406,095)     (58,406,095)
                                                             ------------    -------------
Total Repurchases..........................................  (640,401,453)   $(640,401,453)
                                                             ============    =============

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2005 (UNAUDITED) continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended November 30, 2005 and the year ended May 31, 2005, 7,775,151 and 13,608,325 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended November 30, 2005 and the year ended May 31, 2005, 311,847 and 203,770 Class C Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended November 30, 2005, Van Kampen, as Distributor for the Fund, received net commissions on redeemed shares which were subject to a CDSC of approximately $206,700. Sales charges do not represent expenses to the Fund.

4. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .15% of Class A average daily net assets and up to .90% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2005 (UNAUDITED) continued

monthly. For Class B Shares, 83% of the annual fees are paid monthly, while 17% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $2,616,300 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended November 30, 2005, are payments retained by Van Kampen of approximately $476,100 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $30,100.

5. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2005 (UNAUDITED) continued

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

6. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN RESERVE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 22

  Van Kampen Reserve Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)
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  Van Kampen Reserve Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)
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  Van Kampen Reserve Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  23, 133, 233
                                                                  RES SAR 2/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-03216P-Y11/05

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Reserve Fund

By: /s/ Ronald E. Robison
    ---------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 19, 2006

By: /s/ Phillip G. Goff
    ---------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: January 19, 2006